17 Borrowings and financing (Details 6) R$ in Thousands	Dec. 31, 2020 BRL (R$) [1]
Disclosure of detailed information about borrowings [line items]
Borrowings and financing - credit limits	R$ 5,131
Brazilian federal savings bank [member]
Disclosure of detailed information about borrowings [line items]
Borrowings and financing - credit limits	1,485
Brazilian development bank - BNDES [member]
Disclosure of detailed information about borrowings [line items]
Borrowings and financing - credit limits	708
Japan international cooperation agency - JICA [member]
Disclosure of detailed information about borrowings [line items]
Borrowings and financing - credit limits	85
Inter-American Development Bank - BID [member]
Disclosure of detailed information about borrowings [line items]
Borrowings and financing - credit limits	1,506
International bank for reconstruction and development - IBRD [member]
Disclosure of detailed information about borrowings [line items]
Borrowings and financing - credit limits	1,296
Other [member]
Disclosure of detailed information about borrowings [line items]
Borrowings and financing - credit limits	R$ 51

[1]	Brazilian Central Bank's exchange sell rate as of December 30, 2020 (US$ 1.00 = R$ 5.1967; Yen 1.00 = R$ 0.05043).